SUMMARY OF DETAILED SEGMENT INFORMATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenues	$ 11,795,714	$ 5,343,247	$ 18,193,616		$ 8,294,804	[1]
Depreciation and amortization	1,208,772	835,757	2,350,640	[2],[3]	1,574,913	[2],[3]
Income/Loss from operations	(9,163,091)	(2,972,508)	(41,582,907)		(4,168,484)	[1]
Net Income/Loss	(10,774,702)	(3,497,227)	(55,251,547)		(4,618,050)
Interest Expense, net	(1,999,361)	(99,298)	(1,312,476)		(449,566)	[1]
Capital Expenditures
Property and equipment, net	203,934		563,131		6,776,116		$ 7,596,990
Total Assets	75,401,867		91,259,627		17,595,407
Total Liabilities	69,262,082		77,304,791		9,609,411
Depreciation and amortisation expense	919,568	178,807	1,182,413		38,864	[1]
Operating expense	15,365,465	5,203,101	50,222,196		6,925,942	[1]
Education [member]
IfrsStatementLineItems [Line Items]
Revenues	8,961,780	3,452,519	13,555,495		5,192,594
Depreciation and amortization	1,178,764	252,530	1,245,215	[2],[3]	426,740	[2],[3]
Income/Loss from operations	(9,417,704)	(2,082,656)	(31,836,870)		(2,153,975)
Net Income/Loss	(11,013,619)	(2,075,692)	(45,358,626)		(2,252,795)
Interest Expense, net	(1,944,787)	(27,534)	(943,916)		(98,819)
Capital Expenditures
Property and equipment, net	203,934		563,131		15,442
Total Assets	72,616,102		88,120,390		5,122,967
Total Liabilities	64,050,409		71,656,141		3,589,315
Operating expense			667,217		0
Education [member] | Cost of sales [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortisation expense			577,998		426,740
Campus [member]
IfrsStatementLineItems [Line Items]
Revenues	2,833,934	1,890,728	4,638,121		3,102,210
Depreciation and amortization	30,008	583,227	1,105,425	[2],[3]	1,148,173	[2],[3]
Income/Loss from operations	254,613	(889,852)	(9,746,037)		(2,014,509)
Net Income/Loss	238,917	(1,421,535)	(9,892,921)		(2,365,255)
Interest Expense, net	(54,574)	$ (71,764)	(368,560)		(350,747)
Capital Expenditures
Property and equipment, net					6,760,674
Total Assets	2,785,765		3,139,237		12,472,440
Total Liabilities	$ 5,211,673		5,648,650		6,020,096
Operating expense			515,197		38,864
Campus [member] | Cost of sales [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortisation expense			$ 590,228		$ 1,109,309

[1]	Restatement details in Note 2
[2]	Consists of $577,998 (2021-$426,740) of Education segment depreciation and amortization which is included in cost of revenue and $667,217 (2021-$0) which is included in operating expenses in the accompanying statements of operations
[3]	Consists of $590,228 (2021-$1,109,309) of Campus segment depreciation and amortization which is included in cost of revenue and $515,197 (2021-$38,864) which is included in operating expenses in the accompanying statements of operations